Intangible Asset (Details) - Schedule of intangible asset - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of intangible asset [Abstract]
Production copyright	$ 2,234,441	$ 2,204,928
Less: accumulated amortization	(688,953)	(569,607)
Total intangible assets	$ 1,545,488	$ 1,635,321